COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			12 Months Ended
	Nov. 16, 2021	Jan. 02, 2020	Dec. 31, 2021	Dec. 31, 2020
Collaboration Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual royalty			$ 10,000	$ 5,000
debt common shares, value		$ 6,500
Debt paid in cash		2,500
Accrued expense			75,966	79,159
Debt description	(i) 10% of gross profits up to $1,000,000, (ii) 7.5% of gross profits from $1,000,001 to $5,000,000, and (iii) 5% for gross profits exceeding $5,000,001.
Collaboration Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
debt common shares, value		$ 4,000
Debt percentage		20.00%
Medical Advisory Board Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt paid in cash				45,000
Accrued expense			$ 209,836	105,438
Medical Advisory Board Agreements [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
debt common shares, value				$ 155,000